Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Jan. 04, 2021 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Total gross amount | $	$ 2,000
Issuance of ordinary shares | shares	800,000
Warrants purchase share | shares	720,000
Purchase price | $ / shares	$ 2.50
Net issuance expenses | $	$ 1,840
Warrant exercise price | $ / shares	$ 2.75